CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED BALANCE SHEETS
Common shares issued	243,301,195	240,167,790
Common shares held in trust	416,881	548,755